Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2023
Related Party Transactions [Abstract]
Schedule of Accounts Receivable from Related Franchisees	Accounts receivable from related franchisees comprised of the following:
	October 31,	October 31,
	2023	2022
Yichun Jiuzi New Energy Automobile Co., Ltd	-	112,608
Wanzai Jiuzi New Energy Automobile Co., Ltd	-	23,043
Xinyu Jiuzi New Energy Automobile Co., Ltd	-	65,352
Quanzhou Jiuzi New Energy Automobile Co., Ltd	-	5,919
Yulin Jiuzi New Energy Automobile Co., Ltd	15,055	8,024
Zhejiang Jiuzi New Energy Network Technology Co., Ltd.	38,267	-
Jiuzi Haoche (Hangzhou) Automobile Service Co., Ltd.	104,875	-
Total	158,197	214,946

Schedule of Loan to Related Franchisees	Loan to related franchisees is comprised of the following (See Note 6 for details):
	As of October 31, 2023				As of October 31, 2022
	Gross	Discount	Allowance	Net	Gross	Discount	Allowance	Net
Jiangsu Changshu	$417,558	$41,746	$269,107	$106,705	$356,190	$41,842	$208,300	$106,048
Shandong Dongming	437,733	73,583	195,571	168,579	627,826	73,752	211,033	343,041
Jiangxi Gao’an	586,809	70,980	393,844	121,985	605,621	71,143	287,121	247,357
Hunan Huaihua	773,378	84,364	428,430	260,584	719,814	84,558	254,690	380,566
Jiangxi Jiujiang	293,344	32,732	220,333	40,279	279,279	32,807	171,188	75,284
Hunan Liuyang	345,227	48,464	242,666	54,097	413,509	48,576	223,766	141,167
Hunan Loudi	542,151	63,370	393,419	85,362	540,686	63,515	232,408	244,763
Hunan Pingjiang	368,809	45,944	268,849	54,016	392,004	46,049	175,230	170,725
Jiangxi Pingxiang	529,194	68,410	383,013	77,771	583,694	68,567	299,055	216,072
Henan Puyang	575,447	75,610	378,500	121,337	645,124	75,784	245,216	324,124
Fujian Quanzhou	460,974	51,261	349,604	60,109	437,376	51,379	288,737	97,260
Jiangxi Wanzai	552,692	60,109	379,254	113,329	512,867	60,247	207,450	245,170
Jiangxi Xinyu	941,216	107,965	633,558	199,693	921,187	108,213	338,524	474,450
Jiangxi Yichun	131,767	11,169	93,683	26,915	95,301	11,195	50,234	33,872
Jiangxi Yudu	516,693	66,316	337,587	112,790	565,823	66,468	264,583	234,772
Guangdong Zengcheng	444,028	53,549	374,109	16,370	456,895	53,672	294,661	108,562
Jiangxi Shanggao	598,092	69,625	338,890	189,577	594,055	69,784	177,529	346,742
Shandong Heze	840,565	100,348	548,779	191,438	856,193	100,578	323,148	432,467
Jiangxi Ganzhou	141,550	14,220	102,702	24,628	121,328	14,253	62,408	44,667
Hunan Liling	82,490	7,748	48,767	25,975	66,105	7,765	20,696	37,644
Hunan Zhuzhou	146,580	15,292	97,531	33,757	130,479	15,328	54,913	60,238
Hunan Changsha	9,567	1,044	3,987	4,536	8,904	1,046	1,962	5,896
Guangxi Guilin	39,409	4,629	16,353)	18,427	39,499	4,640	8,703	26,156
Hunan Chenzhou	498,383	59,605	351,372	87,406	508,568	59,742	216,675	232,151
Jiangxi Ji’an	617,985	67,137	412,712	138,136	572,830	67,291	232,646	272,893
Guangxi Nanning	171,196	19,308	138,408	13,480	164,740	19,352	87,227	58,161
Hunan Leiyang	803,153	74,159	448,545)	280,449	632,745	74,329	221,954	336,462
Guangdong Dongguan Changping	462,780	53,753	251,795	157,232	458,637	53,877	137,329	267,431
Hunan Changsha County	61,500	7,224	50,615	3,661	61,641	7,241	32,369	22,031
Guizhou Zunyi	248,432	28,381	157,266	62,785	242,153	28,446	92,445	121,262
Jiangsu Xuzhou	230,911	27,125	191,017	12,769	231,441	27,188	122,605	81,648
Hunan Yongxing	235,155	28,419	180,522	26,214	242,475	28,484	119,993	93,998
Hunan Hengyang	168,427	19,785	99,770	48,872	168,814	19,831	57,952	91,031
Hainan Sanya	127,701	15,001	68,617	44,083	127,994	15,036	112,958	-
Hunan Changsha Yuhua	580,900	57,804	295,964	227,132	493,196	57,936	131,535	303,725
Shandong Heze Dingtao	574,066	61,015	298,098	214,953	520,592	61,155	140,112	319,325
Shandong Heze Yuncheng	464,733	54,593	289,754	120,386	465,800	54,718	158,529	252,553
Shandong Heze Gaoxin	95,735	6,430	52,477	36,828	54,860	6,445	17,169	31,246
Shandong Zouping	62,866	7,385	44,670	10,811	63,011	7,402	27,280	28,329
Shandong Juye	465,717	48,288	324,584	92,845	411,995	48,398	174,963	188,634
Shandong Juancheng	489,401	52,668	285,428	151,305	449,363	52,787	134,326	262,250
Shandong Shanxian	479,725	57,960	256,232	165,533	494,525	58,093	135,766	300,666
Jiangxi Zhangshu	66,966	7,867	44,920	14,179	67,120	7,885	27,949	31,286
Guangdong Foshan	96,555	11,342	72,856	12,357	96,776	11,368	43,582	41,826
Jiangxi Jingdezhen	77,900	9,151	35,833)	32,916	78,079	9,172	18,728	50,179
Guangxi Yulin	390,538	45,877	303,523	41,138	391,435	45,982	266,698	78,755
Shandong Heze Cao County	423,733	51,382	264,877	107,474	438,404	51,500	137,247	249,657
Dongguan Nancheng	5,467	642	2,269)	2,556	5,479	644	1,207	3,628
Hubei Macheng	98,797	11,606	40,995)	46,196	99,023	11,632	21,819	65,572
Shandong Jining Liangshan	13,667	1,605	5,672)	6,390	13,698	1,609	3,018	9,071
Guangdong Zhanjiang	35,875	4,214	14,886)	16,775	35,957	4,224	7,923	23,810
Hunan Hengyang Shigu	20,500	2,408	8,506)	9,586	20,547	2,414	4,527	13,606
Jiangxi Ji’an Yongfeng	19,133	2,167	7,957)	9,009	18,492	2,172	4,075	12,245
Hunan Changde	37,583	4,415	15,594)	17,574	37,669	4,425	8,300	24,944
Hunan Shaoyang	13,667	-	6,023	7,644	-	-	-	-
Hunan Yongzhou	13,667	-	6,023	7,644	-	-	-	-
Hunan Ningxiang	6,833	-	3,011	3,822	-	-	-	-
Guangxi Nanning Jiangnan	41,000	4,816	17,013)	19,171	41,095	4,828	9,055	27,212
Jiangxi Shangrao	12,081	-	5,324	6,757	-	-	-	-
Anhui Bengbu	2,733	-	1,204	1,529	-	-	-	-
Zhejiang JinHua	2,733	-	1,204	1,529	-	-	-	-
Total	$17,993,467	$2,072,010	$11,554,072	$4,367,385	$17,678,913	$2,076,767	$7,309,516	$8,292,630

Schedule of Accounts Payable to Related Parties’ Franchisees	Accounts payable to related parties’ franchisees comprised of the following:
	October 31,	October 31,
	2023	2022
Yudu Jiuzi New Energy Automobile Co., Ltd.	6,970	6,986
Total	6,970	6,986

Schedule of Contract Liability – Related Party	Contract liability – related party comprised of the following:
	October 31,	October 31,
	2023	2022
Current Portion
Unearned franchise fee	15,466	-
Customer deposit	49,200	21,529
	64,666	21,529
Non-current Portion
Unearned franchise fee	-	150,494
Total, net	64,666	172,023

Schedule of Unearned Franchise Fee	Unearned franchise fee comprised of the following:
	October 31,	October 31,
	2023	2022
Unearned franchise fee – current
Zhejiang Hangzhou Xiaoshan Agent	2,050	2,877
Hunan Changsha Yuelu Agent	2,118	2,945
Hunan Yueyang Xiangyin Agent	2,118	2,945
Hunan Yueyang Yueyang Lou Agent	2,118	2,945
Guangdong Zhongshan City Agent	7,062	9,817
	15,466	21,529
Unearned franchise fee – non-current
Guizhou 320 Automobile Service Co., LTD	-	13,698
Yongkang Yijie Automobile Trading Co., LTD	-	21,004
Ningbo Jinhui Internet Technology Service Co., LTD	-	5,250
Xingtai Wanhua Botian Automobile Trading Co., LTD	-	3,219
Zhejiang Hangzhou Xiaoshan Agent	-	2,055
Hunan Changsha Yuelu Agent	-	2,123
Hunan Yueyang Xiangyin Agent	-	2,123
Hunan Yueyang Yueyang Lou Agent	-	2,123
Guangdong Zhongshan City Agent	-	7,077
Hunan Yueyang Miluo Agent	-	2,328
Henan Luohe Yancheng Agent	-	2,740
Guangdong Foshan Shunde Agent	-	4,109
Chongqing Banan Agent	-	1,370
Zhejiang Hangzhou Gongshu Agent	-	798
Jiangsu Jingjiang Agent	-	2,740
Shanghai Fengxian Agent	-	2,740
Chengdu municipal level Agent	-	71,230
Zhejiang Jiaxing Nanhu Agent	-	2,397
Hunan Hengyang Agent	-	1,370
	-	150,494
Total	15,466	172,023

Schedule of Related Parties Receivables	Related parties receivables comprised of the following:
	October 31,	October 31,
	2023	2022
Mr. Bo Bai	23,165	-
Jiuzi Haoche (Hangzhou) Automotive Service Co., Ltd	846	-
Mr. Xuemei Rang	146,233	-
Mr. Shuibo Zhang	80,496	13,556
Mr. Qi Zhang	3,753	22,922
Mr. Ruchun Huang	30,432	30,675
Zhejiang Jiuzi New Energy Network Technology Co., Ltd	188,738	-
Total	473,663	67,153

Schedule of Related Parties Payables	Related parties payables comprised of the following:
	October 31, 2023	October 31, 2022
Zhejiang Jiuzi New Energy Network Technology Co., Ltd	416,603	-
Mr. Shuibo Zhang	326,375	-
Mr. Ligui Xu	6,833	6,849
Mr. Jialiang Zhang	14	-
Total	749,825	6,849